Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of Operating Segment Information

Operating segment information

June 30, 2018	Cancer Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	2,630,484	—	2,630,484
Other income
Miscellaneous income	1,008,678	—	1,008,678
Grant income	3,214,441	—	3,214,441
Other income	—	322,518	322,518
Interest income	—	177,186	177,186
Total revenue and other income	6,853,603	499,704	7,353,307
Segment Result	(13,054,065)	309,721	(12,744,344)
Profit/(loss) before income tax expense	(13,054,065)	309,721	(12,744,344)
Income tax benefit	—		(1,676)

Loss after income tax expense			(12,746,020)

Total segment assets	46,998,783	—	46,998,783
Total segment liabilities	13,476,856	—	13,476,856

June 30, 2017	Cancer Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income	—	—	—
Miscellaneous income	800,460	—	800,460
Grant income	3,316,273	—	3,316,273
Other income	—	433	433
Interest income	—	104,368	104,368
Total revenue and other income	4,116,733	104,801	4,221,534
Segment Result	(10,209,394)	104,801	(10,104,593)
Profit/(loss) before income tax expense	(10,209,394)	104,801	(10,104,593)
Income tax benefit			737,387

Loss after income tax expense			(9,367,206)

Total segment assets	34,963,796	—	34,963,796
Total segment liabilities	8,431,490	—	8,431,490

June 30, 2016	Cancer Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	175,052	—	175,052
Other income
Miscellaneous income	702,743	—	702,743
Grant income	887,083	—	887,083
Interest income	—	264,043	264,043
Total revenue and other income	1,764,878	264,043	2,028,921
Segment Result	(63,460,244)	264,043	(63,196,201)
Profit/(loss) before income tax expense	(63,460,244)	264,043	(63,196,201)
Income tax benefit			1,181,017

Loss after income tax expense			(62,015,184)

Total segment assets	42,554,067	—	42,554,067
Total segment liabilities	7,236,554	—	7,236,554